INCOME TAXES - Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
INCOME TAXES
Applicable tax rates (as a percent)	25.00%	25.00%	25.00%	25.00%
Reconciliation between the reported income tax expense and income tax computed by applying the statutory income tax rate
Income taxes at PRC statutory income tax rate of 25%	$ 24,459	¥ 159,136	¥ 262,954	¥ 121,305
Differential tax rates for non-PRC entities	316	2,053	2,497	340
Preferential income tax rate inside the PRC	(19,612)	(127,602)	(177,256)	(53,453)
Change in the beginning of the year balance of the valuation allowance due to a change in judgement about the realizability of deferred tax assets	8,537	55,541
Current year change of valuation allowance on deferred tax assets	4,266	27,757
Distribution tax on PRC earnings	4,611	30,000	10,000
Nondeductible share-based compensation expense	6,521	42,429	40,953	7,746
Tax savings from additional deductions on certain research and development expenses	(1,248)	(8,117)	(6,457)
Non-taxable gain on disposal of subsidiaries	(1,363)	(8,869)
Other, net	(427)	(2,772)	(7,261)	6,266
Total income tax expense	$ 26,060	¥ 169,556	¥ 125,430	¥ 82,204
Effective tax rate	27.00%	27.00%	12.00%	17.00%